Other (expense) income, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other (expense) income, net
Interest income	$ 8,832	$ 3,735
Foreign exchange gain (loss)	10,216	(10,101)
Gain on deemed disposal of investment	550
Warrant issue expense (Note 20)	(3,429)	(2,412)
Other	1,018	4,733
Other (expense) income, net	$ 17,187	$ (4,045)